Significant events for the years ended December 31, 2023, 2024 and 2025 and subsequent events - Subsequent events (Details) € in Thousands	1 Months Ended				6 Months Ended	12 Months Ended		30 Months Ended	110 Months Ended
	Mar. 23, 2026 EUR (€) shares	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Dec. 31, 2023 shares	Dec. 31, 2025 shares	Dec. 31, 2023	Dec. 31, 2025 shares	Dec. 31, 2025 shares
Free shares (AGA)
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)					2,601,296	6,280,727		10,828,148
BSAs
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)			39,370	125,000		164,370			486,714
BSAs | Board member
Disclosure of detailed information about borrowings [line items]
Vesting percentage			25.00%	25.00%
Vesting period			4 years	4 years
BSAs | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting percentage							25.00%
Vesting period						1 year
BSAs | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting percentage							75.00%
Vesting period							4 years
Major share-based transactions | Free shares (AGA)
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)		47,500
Major share-based transactions | Free shares (AGA) | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting percentage		50.00%
Vesting period		2 years
Major share-based transactions | Free shares (AGA) | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting percentage		25.00%
Vesting period		3 years
Major share-based transactions | Free shares (AGA) | Tranche 3
Disclosure of detailed information about borrowings [line items]
Vesting percentage		25.00%
Vesting period		4 years
Major share-based transactions | BSAs
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)		23,477
Major share-based transactions | BSAs | Board member
Disclosure of detailed information about borrowings [line items]
Vesting percentage		25.00%
Vesting period		4 years
CSO, settlement agreement
Disclosure of detailed information about borrowings [line items]
Termination benefits | €	€ 278
Contractual severance indemnity | €	€ 240
CSO, settlement agreement | Free shares (AGA)
Disclosure of detailed information about borrowings [line items]
Number of shares waived (in shares)	77,050
Number of shares with performance conditions waived (in shares)	40,200
Number of shares lapsed (in shares)	217,750